Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SCHWAB INVESTMENTS
Prospectus Date	rr_ProspectusDate	Aug. 10, 2020
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2020